Net results of financial transactions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net results of financial transactions
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	kr (2)	kr 5	kr 2
Total net results of financial -transactions	56	83	226
Hedging instrument
Net results of financial transactions
Financial instruments under fair-value hedge accounting	(3,397)	1,277	2,846
Hedged item
Net results of financial transactions
Financial instruments under fair-value hedge accounting	3,409	(1,191)	(2,761)
Designated upon initial recognition (FVO)
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	(569)	(488)	(5,590)
Mandatorily measured at fair value
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	582	466	5,710
Financial assets at amortized cost
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 33	kr 14	kr 19